Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade accounts receivable	$ 621	$ 595
Unbilled accounts receivable	701	571
Allowance for credit losses	(53)	(64)	$ (35)
Total accounts receivable	1,269	1,102
Income tax receivable	0	72
Other	242	195
Accounts receivable and other current assets	$ 1,511	$ 1,369